Mar. 24, 2025
Bitwise COIN Option Income Strategy ETF
Bitwise COIN Option Income Strategy ETF
Investment Objective
The Fund’s primary investment objective is to provide current income.
The Fund’s secondary investment objective is to provide exposure to the price return of common shares of Coinbase Global, Inc. (Nasdaq: COIN) (“COIN”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bitwise COIN Option Income Strategy ETF Bitwise COIN Option Income Strategy ETF
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	(0.01%)	[2]
Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.98%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.95% of average daily net assets until March 25, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after March 25, 2027 upon sixty (60) days’ written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following March 25, 2027. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Year 1	Year 3
Bitwise COIN Option Income Strategy ETF | Bitwise COIN Option Income Strategy ETF | USD ($)	100	314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of the common stock of COIN, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of COIN through the purchase and sale of a combination of call and put option contracts that utilize COIN as the reference asset. The Fund will also sell call options that utilize COIN as the reference asset. These sold call options provide income in the form of option premiums but will also limit the degree to which the Fund will participate in investment gains experienced by COIN.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize COIN as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize COIN as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash-settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, COIN) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to COIN through the use of options contracts that use COIN as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to COIN. The Fund’s synthetic exposure to COIN is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of COIN. The Fund will primarily gain exposure to increases in value experienced by COIN through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by COIN through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of COIN both on the upside and downside. The Fund intends to continuously maintain exposure to COIN through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference COIN at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of COIN. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of COIN’s share price beyond a certain point. If the share price of COIN increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if COIN’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to COIN and the sold COIN call positions) will limit the Fund’s participation in gains of COIN’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of COIN into current income. Such income may be less than the upside return of COIN. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to COIN equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which COIN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which COIN is assigned). As of December 1, 2024, COIN is assigned to the “diversified financials” industry group of the financial sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in COIN.

2.	The Fund’s strategy is subject to all potential losses if shares of COIN decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not directly invest directly in shares of COIN.

4.	Fund shareholders are not entitled to any COIN dividends.

Additional Information About COIN

Coinbase Global, Inc. provides a platform for customers to engage with digital assets, including trading, staking, safekeeping, spending and transferring. It also provides critical infrastructure for on-chain activities. COIN has substantial holdings of bitcoin and other digital assets. Such holdings are not only highly volatile, but highly speculative. A digital asset is a digital representation of value or rights that utilizes cryptographic technology and is typically issued and transferred via a public, permissionless blockchain, ensuring decentralized and transparent transactions without the need for intermediaries. These assets can be created through various mechanisms, including mining, staking, or smart contracts, which automate and enforce agreements on the blockchain. Digital assets serve multiple use cases, such as digital currencies (e.g., bitcoin), decentralized finance (DeFi), non-fungible tokens (NFTs), and enterprise applications, enabling secure and efficient peer-to-peer transactions, programmable financial services, and digital ownership verification. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Coinbase Global, Inc. can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations investors as to the performance of COIN.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.ICOIetf.com and will provide some indication of the risks of investing in the Fund.